Document and Entity Information - CAD ($)	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Details
Registrant Name	Alianza Minerals Ltd.
Registrant CIK	0001409036
SEC Form	20-F
Period End date	Sep. 30, 2018
Fiscal Year End	--09-30
Trading Symbol	alza
Number of common stock shares outstanding	45,141,668
Public Float		$ 0
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY